Other Long-Term Liabilities - Summary of Detailed about Other Long term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 70.7	$ 26.7
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	6.2	7.3
Financing arrangements [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	21.6	12.6
LETL governmental loan benefit [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	38.6	0.0
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	1.1	1.1
Long-term portion of lease liability [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	1.4	2.2
Legal Settlement [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 1.7	$ 3.5